34. Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events
Subsequent Events

34.1.	Issuance of promissory note

On December 17, 2018, the Board of Directors approved the 4th issuance of commercial promissory notes in a single serie. On January 10, 800 promissory notes were issued with a unitary value of R$1 and a total value of R$800. The debentures will mature on January 9, 2022.

34.2.	Foreign currency loan agreement

On January 3, 2019 the subsidiary Sendas Distribuidora entered into a foreign currency loan agreement with Scotiabank in the amount of US$ 50, which corresponds to R$197. The contract matures on December 27, 2019 and requires semi-annual interest payment. On the same date, Sendas signed a swap agreement, exchanging the exchange rate risk to CDI.

34.3.	TRS (Total Return Swap)

On February 20, 2019, the Board of Directors approved a new TRS agreement (“TRS”), authorizing the sale of 40.000.000 (forty millions) ordinary shares of Via Varejo held by the Company, corresponding to 3.09% of the share capital of Via Varejo. As a result of the total return swap transactions, our corporate interest in Via Varejo corresponding to 36.27% of share capital of Via Varejo.